Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	As at March 31, 2025	As at March 31, 2024
Low value consumables	$40,837	$53,877
Merchandised goods	519,145	544,652
Consignment inventories	-	334,770
Provision for obsolete inventories	$-	$-
Total	$559,982	$933,299